NOTES PAYABLE (Details Textual) (USD $)	1 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended																		1 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended
	Aug. 31, 2012	Jul. 30, 2012	Dec. 29, 2011	Aug. 31, 2011	Jun. 30, 2011	Apr. 28, 2011	Apr. 30, 2010	Feb. 28, 2010	Jun. 30, 2009	Sep. 22, 2008	Aug. 31, 2007	Mar. 31, 2006	Feb. 28, 2006	Nov. 30, 2004	Jul. 31, 2012	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2005	Sep. 30, 2012	Aug. 27, 2012	Aug. 02, 2012	Jul. 08, 2012	Jul. 05, 2012	Oct. 28, 2011	May 09, 2011	Mar. 17, 2011	Oct. 31, 2010	Sep. 28, 2010	Jul. 19, 2010	Feb. 15, 2010	Aug. 24, 2007	Nov. 12, 2004	Nov. 30, 2003 Bio Advance Biotechnology Greenhouse [Member]	Oct. 31, 2011 Bio Advance Biotechnology Greenhouse [Member]	Dec. 31, 2003 Bio Advance Biotechnology Greenhouse [Member]	Oct. 31, 2010 Bio Advance Biotechnology Greenhouse [Member]	Dec. 29, 2011 Long Term Convertible Promissory Notes [Member]	Jul. 31, 2012 Long Term Convertible Promissory Notes [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] A Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Oct. 31, 2011 Long Term Convertible Promissory Notes [Member] B Notes Payable [Member]	Apr. 28, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Oct. 31, 2011 Long Term Convertible Promissory Notes [Member] C Notes Payable [Member]	Jul. 31, 2011 Senior Convertible Promissory Note [Member]	Jul. 31, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Jul. 31, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Jul. 31, 2012 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 31, 2010 Junior Subordinated Convertible Promissory Notes [Member]	Oct. 30, 2011 Junior Subordinated Convertible Promissory Notes [Member] Ten Investors [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Ten Investors [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Three Investors [Member]	Oct. 30, 2011 Junior Subordinated Convertible Promissory Notes [Member] Third Investor [Member]	Jul. 31, 2012 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Minimum [Member]	Jul. 31, 2012 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	Oct. 31, 2011 Junior Subordinated Convertible Promissory Notes [Member] Maximum [Member]	May 31, 2011 May 2011 Note Financing [Member]	Jul. 31, 2012 May 2011 Note Financing [Member]	Oct. 31, 2011 May 2011 Note Financing [Member]	May 09, 2011 May 2011 Note Financing [Member]	Jul. 31, 2012 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member]	Oct. 28, 2011 October 2011 Note Financing [Member]	Oct. 31, 2011 October 2011 Note Financing [Member] Placement Agent [Member]	Dec. 29, 2011 December 2011 Note Financing [Member]	Jul. 31, 2012 December 2011 Note Financing [Member]	Jul. 31, 2012 Moore Notes [Member]	Oct. 31, 2011 Moore Notes [Member]	Mar. 17, 2011 Moore Notes [Member]	Jun. 30, 2009 Moore Notes [Member] Before Amendment [Member]	Jun. 15, 2009 Moore Notes [Member] Before Amendment [Member]	Jun. 30, 2009 Moore Notes [Member] After Amendment [Member]	Jun. 15, 2009 Moore Notes [Member] After Amendment [Member]
Notes Payable																																				$ 40,000		$ 40,000																$ 1,670,000																								$ 800,000		$ 950,000
Debt Instrument, Maturity Date			Jan. 09, 2013			Apr. 28, 2014											May 12, 2014																							Jun. 30, 2012	Apr. 28, 2014	Apr. 28, 2014		Apr. 28, 2014									Jun. 30, 2012													May 12, 2014					Oct. 31, 2014	Jan. 09, 2013					Jun. 15, 2009		Jan. 01, 2010
Debt Instrument, Maturity Date, Description									the Company''''s next equity financing resulting in gross proceeds to the Company of at least $6 million.
Debt Instrument, Periodic Payment, Principal					100,000		100,000	100,000		100,000																																																																35,000	200,000
Notes Payable, Current										6,000,000																		6,000,000				6,000,000																																										158,000
Debt Instrument Retention Amount																																200,000
Debt Instrument, Face Amount						80,000									587,000	587,000					132,500	100,000																				3,000,000		80,000									587,000															400,000							5,500	230,000
Debt Instrument, Increase, Accrued Interest																	13,630																			1,600																																						150,000
Long-term Debt, Gross			540,000			800,000									300,000	300,000	1,886,851									59,000			688,000										540,000	300,000		800,000		800,000		88,824							300,000	1,886,851	688,000		479,000	318,000										1,100,000		59,000			405,000		273,000
Interest Payable																													57,000							12,000		12,000								26,471											25,208																		135,000
Debt Conversion, Converted Instrument, Shares Issued	0	800,000	3,600,000	768,633											253,333	1,126,667	8,652,737																						3,600,000														1,126,667	8,652,737											253,333	12,647,077		8,183,333					5,516,666
Debt Instrument, Decrease, Repayments																																				50,000																		530,000				99,000
Debt Conversion, Converted Instrument, Warrants or Options Issued												3,000,000																																												816,000		730,000																	1,568,627
Debt Conversion Converted Instrument Warrants Or Options Issued Value																																																								87,000		80,000	27,000
Gain (Loss) on Repurchase of Debt Instrument																																																										22,000
Short-term Convertible Promissory Note Conversions												1,500,000	1,500,000			53,000	1,300,000																							352,941													53,000	1,300,000
Debt Instrument, Convertible, Conversion Price			$ 0.15			$ 0.15									$ 0.15	$ 0.15	$ 0.15				$ 65		$ 0.15				$ 0.15														$ 0.15	$ 0.15											$ 0.15	$ 0.15												$ 0.15	$ 0.15	$ 0.15	$ 0.15			$ 0.15	$ 0.15
Debt Instrument, Discount Percentage			15.00%												10.00%	10.00%	10.00%						25.00%				15.00%																																	10.00%	10.00%	15.00%	15.00%				15.00%					15.00%
Debt Instrument Issue Price Description																																																																$0.85 for each $1.00 of principal amount					$0.85 for each $1.00
Debt Instrument, Payment Terms	In addition, if the August 2012 Note is converted after November 30, 2012 and the market price of our common stock is less than $0.16 per share on the date of conversion, then the conversion price shall equal 95% of the average of the three lowest closing prices in the 15 trading days prior to the date of the conversion.																																																																	85% of the initial principal amount of each May 2011 Note is convertible prior to maturity.					85% of the initial principal amount of each Note is convertible prior to maturity
Debt Conversion, Converted Instrument, Amount														618,000	38,000	169,000	1,897,000	1,000,010	300,000	613,158																																	169,000												38,000	1,897,000		1,227,500					827,500
Placement Agent Fee Percentage																																																																							7.00%
Placement Agent Fees																																																																							110,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																								11,064,611	79,947,614								150,000	87,108																																					866,078
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.15												0.15	0.15	0.15					0.15							0.15	0.17	0.25			0.40						0.15							0.15	0.15	0.15	0.17	0.1952	0.287	0.15																		0.15	0.15			0.15
Notes Issued											600,000																								10,000		40,000			247,000
Debt Instrument, Periodic Payment																																													250,000
Debt Instrument, Increase, Additional Borrowings																																											2,300,000
Repayments of Debt																172,800	712,800																							172,800
Debt Instrument, Fair Value Disclosure															$ 99,602	$ 99,602	$ 570,802																							$ 99,602